UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 03/31/2012
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STRALEM & COMPANY, INC.
         -----------------------
Address: 645 Madison Avenue, New York, New York 10022
         --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Hirschel B. Abelson
       -------------------
Title: President
       -------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/ Hirschel B. Abelson
-----------------------
New York, New York
April 23, 2012

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                               FORM 13F SUMMARY PAGE

                                  REPORT SUMMARY:

Number of Other Included Managers:       0
                                         -
Form 13F Information Table Entry  Total: 44
                                         --
Form 13F Information Table Value Total:  $3,646,833 (In Thousands)
                                         -------------------------
List  of  Other  Included  Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     NONE


                                                            Stralem & Company, Inc
                                                                  FORM 13F
                                                               March 31, 2012

                                                                                                              Voting Authority
                                                                                                           ------------------------
                                                            Value    Shares/   Sh/ Put/ Invstmt   Other
        Name of Issuer          Title of class    CUSIP    (x$1000)  Prn Amt   Prn Call Dscretn  Managers   Sole    Shared    None
------------------------------ ---------------  ---------  --------  -------   --- ---- -------  --------  -------  ------   ------
CISCO SYSTEMS INC               Common Stock    17275R102    94572   4471477   SH        Sole              3937752           533725
INTEL CORP                      Common Stock    458140100   102958   3662018   SH        Sole              3223418           438600
MICROSOFT CORP                  Common Stock    594918104    97302   3016646   SH        Sole              2672546           344100
ORACLE CORP                     Common Stock    68389X105    86108   2952954   SH        Sole              2618054           334900
QUALCOMM INC                    Common Stock    747525103   106130   1559355   SH        Sole              1369330           190025
ABBOTT LABORATORIES             Common Stock    002824100    96282   1570919   SH        Sole              1391909           179010
AGILENT TECHNOLOGIES            Common Stock    00846U101     3027     68000   SH        Sole                 7900            60100
CELGENE CORP                    Common Stock    151020104   102999   1328679   SH        Sole              1185179           143500
THERMO FISHER SCIENTIFIC INC    Common Stock    883556102    87884   1558778   SH        Sole              1417968           140810
ZIMMER HLDGS INC COM            Common Stock    98956P102     1768     27500   SH        Sole                 4400            23100
AUTOMATIC DATA PROCESSING INC   Common Stock    053015103     6672    120900   SH        Sole                21700            99200
BERKSHIRE HATHAWAY INC DEL CL   Common Stock    084670702      609      7500   SH        Sole                 7500
CATERPILLAR INC                 Common Stock    149123101   130202   1222328   SH        Sole              1070728           151600
COCA COLA CO                    Common Stock    191216100   128622   1737899   SH        Sole              1539299           198600
CSX CORP.                       Common Stock    126408103     1272     59100   SH        Sole                                 59100
DANAHER CORP                    Common Stock    235851102   137091   2448061   SH        Sole              2148611           299450
DOW CHEM CO COM                 Common Stock    260543103   137634   3973266   SH        Sole              3492866           480400
DU PONT E I DE NEMOURS & CO CO  Common Stock    263534109   122241   2310794   SH        Sole              2067794           243000
EATON CORP                      Common Stock    278058102   128840   2585597   SH        Sole              2275997           309600
FEDEX CORPORATION               Common Stock    31428X106   121972   1326360   SH        Sole              1176660           149700
GENERAL ELECTRIC CO             Common Stock    369604103   122992   6128143   SH        Sole              5591543           536600
INTERNATIONAL BUSINESS MACHS C  Common Stock    459200101   145369    696714   SH        Sole               608504            88210
KRAFT FOODS INC-A               Common Stock    50075N104     2193     57700   SH        Sole                 2600            55100
MCDONALDS CORP                  Common Stock    580135101   133973   1365681   SH        Sole              1207031           158650
PEPSICO INCORPORATED            Common Stock    713448108      564      8500   SH        Sole                 7300             1200
PROCTER & GAMBLE CO COM         Common Stock    742718109      507      7550   SH        Sole                 7550
SCHLUMBERGER LTD.               Common Stock    806857108   117218   1676225   SH        Sole              1503495           172730
UNION PAC CORP COM              Common Stock    907818108     2558     23800   SH        Sole                 4600            19200
UNITED TECHNOLOGIES CORP        Common Stock    913017109   119254   1437837   SH        Sole              1309137           128700
UNITEDHEALTH GROUP INC.         Common Stock    91324P102      790     13400   SH        Sole                                 13400
WAL MART STORES INC             Common Stock    931142103   124684   2037320   SH        Sole              1799169           238151
APACHE CORP.                    Common Stock    037411105     8337     83000   SH        Sole                54400            28600
CHEVRON CORP                    Common Stock    166764100   147613   1376860   SH        Sole              1217310           159550
EXXON MOBIL CORP                Common Stock    30231G102   149941   1728824   SH        Sole              1529991           198833
KROGER CO                       Common Stock    501044101   141022   5820148   SH        Sole              5161048           659100
AMERICAN ELECTRIC POWER INC     Common Stock    025537101   112906   2926541   SH        Sole              2623441           303100
AT&T INC COM                    Common Stock    00206R102   122711   3929274   SH        Sole              3510474           418800
BRISTOL-MYERS SQUIBB            Common Stock    110122108      827     24500   SH        Sole                 2800            21700
DOMINION RESOURCES              Common Stock    25746U109   120375   2350607   SH        Sole              2092307           258300
FIRSTENERGY CORP.               Common Stock    337932107      807     17700   SH        Sole                                 17700
PFIZER INC                      Common Stock    717081103   122572   5412784   SH        Sole              4987185           425599
PPL CORP.                       Common Stock    69351T106   125746   4449619   SH        Sole              3926169           523450
SOUTHERN CO                     Common Stock    842587107   124500   2770985   SH        Sole              2445385           325600
TECO ENERGY INC                 Common Stock    872375100     5188    295600   SH        Sole                23000           272600
REPORT SUMMARY                 44 DATA RECORDS             3646833                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED